UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [ ];        Amendment Number:
                                                     --------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Guaranty & Trust Company
Address:          4550 New Linden Hill Road, Suite 200
                  Wilmington, Delaware  19850
                  ---------------------------

Form 13F File Number: To be provided

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles C. Schwartz
Title:   Vice President & Investment Officer
Phone:   802-229-3113

Signature, Place, and Date of Signing:

/s/ Charles C. Schwartz        Montpelier, VT        September 28, 2006
-----------------------      ------------------     --------------------
      [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------
Form 13F Information Table Entry Total:               140
                                                 -------------
Form 13F Information Table Value Total:             $21,867
                                                 -------------
                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                  Title of              Market Value          Shr/  Put/   Invstmt            Sole    Share   None
           Name of Issuer           Class      Cusip       (x1000)    Shares  Prn   Call    Dscrsn   Mgrs.   Voting  Voting  Voting
-----------------------------------------------------------------------------------------------------------------------------------
AT&T INC                             COM     00206R102         43       1756  SHR            SOLE              1756
ACTIVISION INC                       COM     004930202         34       2477  SHR            SOLE              2477
ADTRAN INC                           COM     00738A106        184       6199  SHR            SOLE              6199
ALCOA INC                            COM     013817101        303      10234  SHR            SOLE             10234
ALLSTATE CORP                        COM     020002101        722      13348  SHR            SOLE             13348
ALLTEL CORP                          COM     020039103        120       1894  SHR            SOLE              1894
ALTRIA GROUP INC                     COM     02209S103        164       2200  SHR            SOLE              2200
AMERICAN EXPRESS CO                  COM     025816109        185       3589  SHR            SOLE              3589
AMERICAN INTERNATIONAL GROUP         COM     026874107        219       3209  SHR            SOLE              3209
ARCHER DANIELS MIDLAND CO            COM     039483102        264      10719  SHR            SOLE             10719
BANK OF AMERICA CORP                 COM     060505104        245       5302  SHR            SOLE              5302
BARNES GROUP INC                     COM     067806109         41       2500  SHR            SOLE              2500
BAXTER INTL INC                      COM     071813109        599      15907  SHR            SOLE             15907
BIOSITE INCORPORATED                 COM     090945106          2         40  SHR            SOLE                40
BOEING CO                            COM     097023105        281       4000  SHR            SOLE              4000
BRIGHT HORIZONS FAMILY SOLUTIONS     COM     109195107          2         58  SHR            SOLE                58
BRISTOL-MYERS SQUIBB CO              COM     110122108         87       3770  SHR            SOLE              3770
CH ROBINSON WORLDWIDE INC            COM     12541W209          1         35  SHR            SOLE                35
CSX CORP                             COM     126408103         94       3707  SHR            SOLE              3707
CADENCE DESIGN SYSTEMS INC           COM     127387108         25       1475  SHR            SOLE              1475
CHEVRON CORP                         COM     166764100        293       5163  SHR            SOLE              5163
CHICO'S FAS INC                      COM     168615102          2         55  SHR            SOLE                55
CHURCH & DWIGHT CO INC               COM     171340102          2         62  SHR            SOLE                62
CITIGROUP INC                        COM     172967101         70       1450  SHR            SOLE              1450
CLOROX INC                           COM     189054109          2         31  SHR            SOLE                31
COGNOS INC                           COM     19244C109          2         50  SHR            SOLE                50
COLGATE-PALMOLIVE CO                 COM     194162103        397       7231  SHR            SOLE              7231
COMPUTER ASSOC INTL INC              COM     204912109        170       6024  SHR            SOLE              6024
CONOCOPHILLIPS                       COM     20825C104        116       2000  SHR            SOLE              2000
DIAGEO PLC                           COM     25243Q205        124       2131  SHR            SOLE              2131
DIRECTTV GROUP INC                   COM     25459L106         41       2881  SHR            SOLE              2881
DOMINION RESOURCES INC               COM     25746U109         95       1227  SHR            SOLE              1227
DOW CHEMICAL CO                      COM     260543103         44       1000  SHR            SOLE              1000
EI DUPONT DE NEMOURS & CO            COM     263534109         98       2304  SHR            SOLE              2304
EMC CORP                             COM     268648102        139      10200  SHR            SOLE             10200
EOG RESOURCES INC                    COM     26875P101         37        505  SHR            SOLE               505
ENGELHARD CORP                       COM     292845104          2         54  SHR            SOLE                54
EUROPE FUND INC                      COM     29874M103         16       1520  SHR            SOLE              1520
EXELON CORP                          COM     30161N101        286       5376  SHR            SOLE              5376
EXXONMOBIL CORP                      COM     30231G102       1161      20672  SHR            SOLE             20672
FPL GROUP INC                        COM     302571104        148       3558  SHR            SOLE              3558
FEDEX CORP                           COM     31428X106        103       1000  SHR            SOLE              1000
FIRST DATA CORP                      COM     319963104         72       1677  SHR            SOLE              1677
FIRSTENERGY CORP                     COM     337932107        195       3978  SHR            SOLE              3978
GENERAL DYNAMICS CORP                COM     369550108         80       1399  SHR            SOLE              1399
GENERAL ELECTRIC CO                  COM     369604103        653      18641  SHR            SOLE             18641
GLAXOSMITHKLINE PLC  -ADR            COM     37733W105        304       6028  SHR            SOLE              6028
GTECH HOLDINGS CORP                  COM     400518106          3         81  SHR            SOLE                81
HCC INSURANCE HOLDINGS INC           COM     404132102         32       1086  SHR            SOLE              1086
HALLIBURTON CO                       COM     406216101         46       1500  SHR            SOLE              1500
HARLEY-DAVIDSON INC                  COM     412822108        295       5725  SHR            SOLE              5725
HARTFORD FIN SVCS INC                COM     416515104         86       1000  SHR            SOLE              1000
HAWAIIAN ELC INDS                    COM     419870100         52       2000  SHR            SOLE              2000
HEWLETT PACKARD CO                   COM     428236103        238       8302  SHR            SOLE              8302
HOME DEPOT INC                       COM     437076102          2         50  SHR            SOLE                50
HONEYWELL INTL INC                   COM     438516106        116       3125  SHR            SOLE              3125
INTEL CORP                           COM     458140100         50       2000  SHR            SOLE              2000
IBM CORP                             COM     459200101        728       8856  SHR            SOLE              8856
INTL GAME TECHNOLOGY                 COM     459902102        110       3565  SHR            SOLE              3565
INTERNATIONAL PAPER CO               COM     460146103         47       1389  SHR            SOLE              1389
JP MORGAN CHASE & CO                 COM     46625H100         89       2244  SHR            SOLE              2244
JOHNSON & JOHNSON                    COM     478160104       1352      22500  SHR            SOLE             22500
KEYCORP                              COM     493267108         33       1000  SHR            SOLE              1000
KIMBERLY CLARK CORP                  COM     494368103        309       5179  SHR            SOLE              5179
KINDER MORGAN ENERGY PRTNS           COM     494550106        143       3000  SHR            SOLE              3000
KRAFT FOODS INC                      COM     50075N104        122       4315  SHR            SOLE              4315
LABORATORY CORP OF AMERICA           COM     50540R409        179       3331  SHR            SOLE              3331
LEGGETT & PRATT INC                  COM     524660107         46       2000  SHR            SOLE              2000
LILLY (ELI) & CO                     COM     532457108        323       5699  SHR            SOLE              5699
LOCKHEED MARTIN CORP                 COM     539830109        322       5065  SHR            SOLE              5065
MBNA CORP                            COM     55262L108         50       1830  SHR            SOLE              1830
MAXIM INTEGRATED PROD                COM     57772K101          2         46  SHR            SOLE                46
MCCORMICK & CO                       COM     579780206          1         48  SHR            SOLE                48
MEDCO HEALTH SOLUTIONS INC           COM     58405U102         47        844  SHR            SOLE               844
MEDTRONIC INC                        COM     585055106        212       3681  SHR            SOLE              3681
MERCK & CO INC                       COM     589331107        223       7000  SHR            SOLE              7000
MERRILL LYNCH & CO                   COM     590188108          2         35  SHR            SOLE                35
MICROSOFT CORP                       COM     594918104        142       5417  SHR            SOLE              5417
MORGAN STANLEY DEAN WITTER           COM     617446448        903      15911  SHR            SOLE             15911
MOTOROLA INC                         COM     620076109        365      16172  SHR            SOLE             16172
MURPHY OIL CORP                      COM     626717102        168       3105  SHR            SOLE              3105
NATIONAL OILWELL INC                 COM     637071101          2         39  SHR            SOLE                39
NOKIA CORP                           COM     654902204        207      11315  SHR            SOLE             11315
NSTAR                                COM     67019E107         89       3105  SHR            SOLE              3105
ORACLE SYSTEM CORP                   COM     68389X105         88       7233  SHR            SOLE              7233
OUTBACK STEAKHOUSE                   COM     689899102          2         50  SHR            SOLE                50
PACKAGING CORP OF AMERICA            COM     695156109        198       8609  SHR            SOLE              8609
PACTIV CORP                          COM     695257105        117       5328  SHR            SOLE              5328
PARKER HANNIFIN CORP                 COM     701094104          2         33  SHR            SOLE                33
PEPSICO INC                          COM     713448108        277       4683  SHR            SOLE              4683
PFIZER                               COM     717081103        138       5926  SHR            SOLE              5926
PIONEER NATURAL RESOURCES CO         COM     723787107          3         50  SHR            SOLE                50
PLANTRONICS                          COM     727493108          2         60  SHR            SOLE                60
POST PROPERTIES INC                  COM     737464107         28        700  SHR            SOLE               700
PRECISION CASTPARTS CORP             COM     740189105          2         41  SHR            SOLE                41
PROCTOR AND GAMBLE                   COM     742718109        370       6400  SHR            SOLE              6400
PRUDENTIAL FINANCIAL INC             COM     744320102        146       2000  SHR            SOLE              2000
RAYONIER INC                         COM     754907103         60       1500  SHR            SOLE              1500
REGIS CORP                           COM     758932107          2         58  SHR            SOLE                58
REGIONS FINANCIAL CORP               COM     7591EP100          2         60  SHR            SOLE                60
ROCKWELL INTERNATIONAL CORP          COM     773903109        188       3171  SHR            SOLE              3171
ROYAL DUTCH SHELL PLC                COM     780259107        187       2900  SHR            SOLE              2900
SEI INVESTMENTS CO                   COM     784117103          2         56  SHR            SOLE                56
ST PAUL CO INC                       COM     792860108        156       3489  SHR            SOLE              3489
SANOFI SYNTHELABS                    COM     80105N105          2         50  SHR            SOLE                50
HENRY SCHEIN INC                     COM     806407102          2         53  SHR            SOLE                53
SCHERING-PLOUGH                      COM     806605101        255      12230  SHR            SOLE             12230
SCHLUMBERGER LTD                     COM     806857108        138       2838  SHR            SOLE              2838
SIGMA ALDRICH CORP                   COM     826552101          2         33  SHR            SOLE                33
SMITH INTERNATIONAL INC              COM     832110100        178       4785  SHR            SOLE              4785
JM SMUCKER CO                        COM     832696405          3         64  SHR            SOLE                64
SPRINT CORP                          COM     852061100         58       2500  SHR            SOLE              2500
STAPLES INC                          COM     855030102        149       6559  SHR            SOLE              6559
SYMANTEC CORP                        COM     871503108          1         60  SHR            SOLE                60
TECO ENERGY                          COM     872375100         71       4115  SHR            SOLE              4115
TARGET CORP                          COM     87612E106        384       6991  SHR            SOLE              6991
TEVA PHARMACEUTICAL                  COM     881624209         94       2179  SHR            SOLE              2179
TEXAS INSTRUMENTS INC                COM     882508104          2         68  SHR            SOLE                68
TIME WARNER CO                       COM     887317105        142       8166  SHR            SOLE              8166
TORO CO                              COM     891092108          2         54  SHR            SOLE                54
TYCO INTL LTD                        COM     902124106        161       5562  SHR            SOLE              5562
U S BANCORP                          COM     902973304        439      14690  SHR            SOLE             14690
UNION PACIFIC CORP                   COM     907818108        233       2900  SHR            SOLE              2900
UNITED TECHNOLOGIES CORP             COM     913017109        174       3117  SHR            SOLE              3117
VERIZON COMMUNICATIONS INC           COM     92343V104        316      10506  SHR            SOLE             10506
VIACOM INC                           COM     92553P201        156       3800  SHR            SOLE              3800
VISTEON CORP                         COM     92839U107          1        135  SHR            SOLE               135
WACHOVIA CORP                        COM     929903102         42        800  SHR            SOLE               800
WAL-MART STORES                      COM     931142103        234       5000  SHR            SOLE              5000
WASHINGTON MUTUAL INC                COM     939322103         87       2000  SHR            SOLE              2000
WELLS FARGO                          COM     949746101        112       3554  SHR            SOLE              3554
WEST CORPORATION                     COM     952355105          2         55  SHR            SOLE                55
WRIGLEY WM JR CO                     COM     982526105          2         33  SHR            SOLE                33
WYETH                                COM     983024100        161       3488  SHR            SOLE              3488
XCEL ENERGY INC                      COM     98389B100        124       6731  SHR            SOLE              6731
YUM! BRANDS INC                      COM     988498101        160       3410  SHR            SOLE              3410
ACCENTURE LTD                        COM     G1150G111        156       5395  SHR            SOLE              5395
GLOBALSANTAFE CORP                   COM     G3930E101        172       3578  SHR            SOLE              3578
WEATHERFORD INTL LTD                 COM     G95089101        277       7650  SHR            SOLE              7650
WILLIS GROUP HOLDINGS LTD            COM     G96655108          2         50  SHR            SOLE                50

                                                            21867     545742                                 545742